Series A, B, C, D, E & F 9% Convertible Preferred Stock	12 Months Ended
Jul. 31, 2014
Series B C D E F 9 Convertible Preferred Stock
Series A, B, C, D, E & F 9% Convertible Preferred Stock

Note 9 - Series A, B, C, D, E & F 9% Convertible Preferred Stock :

Series A 9% Convertible Preferred Stock

The Company has authorized 5,500 shares of Series A 9% Convertible Preferred Stock with a stated value of one thousand ($1,000) per share. Pursuant to a securities purchase agreement dated July 8, 2011, the Company sold an aggregate of 2,575 shares of convertible preferred stock, as well as accompanying warrants to purchase 17,166,666 shares of common stocks. An aggregate of 17,166,666 shares of the Company’s common stock were issuable upon conversion of the convertible preferred stock which was issued at the initial closing. As of the end of the Company’s fiscal year 2012, all of the issued Series A 9% Convertible Preferred Stock had been converted to common stock. There were 17,166,666 shares of common stock issued upon the conversion of the Series A convertible preferred stock and 6,129,666 shares of common stock issued as “make-whole payments” on such conversions.

Series B 9% Convertible Preferred Stock

The Company has authorized 2,000 shares of Series B 9% Convertible Preferred Stock with a stated value of one thousand ($1,000) per share. Pursuant to a securities purchase agreement dated January 31, 2012, the Company sold an aggregate of 2,000 shares of Series B convertible preferred stock, as well as accompanying warrants to purchase 13,333,333 shares of common stocks. An aggregate of 13,333,333 shares of the Company’s common stock were issuable upon conversion of the Series B convertible preferred stock which was issued at the initial closing. On December 10, 2012, the triggering of the price protection features of the Series B convertible preferred stock resulted in a decrease of the conversion price from $0.08 to $0.03 per share and a corresponding increase in the number of common shares underlying the remaining 792 shares of Series B convertible preferred stock as of December 10, 2012 from 9,897,500 to 26,393,333. As of the end of the Company’s fiscal year 2013, all of the issued Series B 9% Convertible Preferred Stock had been converted to common stock. There were 38,520,832 shares of common stock issued upon the conversion of the Series B convertible preferred stock and 14,819,679 shares of common stock issued as “make-whole payments” on such conversions.

Series C 9% Convertible Preferred Stock

The Company has authorized 750 shares of Series C 9% Convertible Preferred Stock with a stated value of one thousand ($1,000) per share. Pursuant to a securities purchase agreement dated August 8, 2012, the Company sold an aggregate of 750 shares of Series C convertible preferred stock, as well as accompanying warrants to purchase 9,375,000 shares of common stocks. An aggregate of 9,375,000 shares of the Company’s common stock were issuable upon conversion of the Series C convertible preferred stock which was issued at the initial closing. On December 10, 2012, the triggering of the price protection features of the Series C convertible preferred stock resulted in a decrease of the conversion price from $0.08 to $0.03 per share and a corresponding increase in the number of common shares underlying the 650 shares of Series C convertible preferred stock as of December 10, 2012 from 8,125,000 to 21,666,666. As of the end of the Company’s fiscal year 2013, all of the issued Series C 9% Convertible Preferred Stock had been converted to common stock. There were 22,916,665 shares of common stock issued upon the conversion of the Series C convertible preferred stock and 6,664,863 shares of common stock issued as “make-whole payments” on such conversions.

Series D 9% Convertible Preferred Stock

The Company has authorized 750 shares of Series D 9% Convertible Preferred Stock with a stated value of one thousand ($1,000) per share. Pursuant to a securities purchase agreement dated December 10, 2012, the Company sold an aggregate of 750 shares of Series D convertible preferred stock, as well as accompanying warrants to purchase 24,999,999 shares of common stocks. An aggregate of 24,999,999 shares of the Company’s common stock were issuable upon conversion of the Series D convertible preferred stock which was issued at the initial closing. As of the end of the Company’s fiscal year 2013, all of the Series D convertible preferred stock had been converted to common stock. There were 24,999,999 shares of common stock issued upon the conversion of the Series D convertible preferred stock and 7,825,191 shares of common stock issued as “make-whole payments” on such conversions.

Series E and F 9% Covertible Preferred Stock

The Company has authorized 2,450 shares of Series E 9% Convertible Preferred Stock with a stated value of one thousand ($1,000) per share. Pursuant to a securities purchase agreement dated June 17, 2013, the Company sold an aggregate of 1,225 shares of Series E convertible preferred stock, as well as accompanying warrants to purchase 40,833,335 shares of common stocks. An aggregate of 40,833,335 shares of the Company’s common stock are issuable upon conversion of the Series E convertible preferred stock which was issued at the initial closing on June 17, 2013. Pursuant to a securities purchase agreement dated January 14, 2014, the Company sold an aggregate of 800 shares of Series E convertible preferred stock, as well as accompanying warrants to purchase 26,666,668 shares of common stocks. An aggregate of 26,666,668 shares of the Company’s common stock are issuable upon conversion of the Series E convertible preferred stock which was issued at the closing on January 15, 2014.

The Company has authorized 4,150 shares of Series F 9% Convertible Preferred Stock with a stated value of one thousand ($1,000) per share. Pursuant to a securities purchase agreement dated March 27, 2014, the Company sold an aggregate of 2,075 shares of Series F convertible preferred stock, as well as accompanying warrants to purchase 69,166,667 shares of common stocks. An aggregate of 69,166,667 shares of the Company’s common stock are issuable upon conversion of the Series F convertible preferred stock which was issued at the closing on March 27, 2014.

Subject to certain ownership limitations, the convertible preferred stock is convertible at the option of the holder at any time into shares of the Company’s common stock at an effective conversion price of $0.03 per share, and will accrue a 9% dividend until the third year anniversary of the issuances. On each one year anniversary thereafter, such dividend rate will increase by an additional 3%. The dividend is payable quarterly on September 30, December 31, March 31 and June 30, beginning on June 30, 2013 and June 30, 2014, respectively, and on each conversion date in cash, or at the Company’s option, in shares of common stock. In the event that the Series E and F convertible preferred stock is converted prior to June 17, 2016 and March 27, 2017, respectively, the Company will pay the holder of the converted preferred stock an amount equal to $270 per $1,000 of stated value of the convertible preferred stock, less the amount of all prior quarterly dividends paid on such converted preferred stock before the relevant conversion date. Such “make-whole payment” may be made in cash or, at the Company’s option, in shares of its common stock. In addition, beginning on the third anniversary date of the issuances, the Company will pay dividends on shares of preferred stock equal to (on an as-if-converted-to-common-stock basis) and in the same form as dividends (other than dividends in the form of common stock) actually paid on shares of the common stock when, and if such dividends are paid. The Company will incur a late fee of 18% per annum on unpaid dividends.

The conversion price of the convertible preferred stock is subject to adjustment in the case of stock splits, stock dividends, combinations of shares, similar recapitalization transactions and certain pro-rata distributions to common stockholders. The conversion price will also be adjusted if the Company sells or grants any shares of common stock or securities convertible into, or rights to acquire, common stock at an effective price per share that is lower than the then conversion price, except in the event of certain exempt issuances. In addition, the holders of convertible preferred stock will be entitled to receive any securities or rights to acquire securities or property granted or issued by the Company pro rata to the holders of its common stock to the same extent as if such holders had converted all of their shares of convertible preferred stock. In the event of a fundamental transaction, such as a merger, consolidation, sale of substantially all assets and similar reorganizations or recapitalizations, the holders of convertible preferred stock will be entitled to receive, upon conversion of their shares, any securities or other consideration received by the holders of the Company’s common stock pursuant to the fundamental transaction.

In conjunction with the issuance of the Series E convertible preferred stock in June 2013 and January 2014 and the issuance of the Series F convertible preferred stock in June 2014, , the Company also issued 40,833,335, 26,666,668 and 69,166,667 warrants, respectively to the investors. Subject to certain ownership limitations, the warrants will be exercisable at any time after their respective dates of issuance and on or before the fifth-year anniversary thereafter at an exercise price of $0.03 per share of common stock. The exercise price of the warrants and, in some cases, the number of shares issuable upon exercise, are subject to adjustment in the case of stock splits, stock dividends, combinations of shares, similar recapitalization transactions and certain pro-rata distributions to common stockholders. The exercise price and number of shares of common stock issuable upon exercise will also be adjusted if the Company sells or grants any shares of common stock or securities convertible into, or rights to acquire, common stock at an effective price per share that is lower than the then exercise price, except in the event of certain exempt issuances. In addition, the warrant holders will be entitled to receive any securities or rights to acquire securities or property granted or issued by the Company pro rata to the holders of its common stock to the same extent as if such holders had exercised all of their warrants. In the event of a fundamental transaction, such as a merger, consolidation, sale of substantially all assets and similar reorganizations or recapitalizations, the warrant holders will be entitled to receive, upon exercise of their warrants, any securities or other consideration received by the holders of the Company’s common stock pursuant to the fundamental transaction. These warrants have been classified as derivative liabilities and are described further in Note 10 – Derivative Liabilities.

In addition, until the first anniversary date of the June 2013 and March 2014 securities purchase agreements, each investor may, in its sole determination, elect to purchase, severally and not jointly with the other investors, in one or more purchases, in the ratio of such investor's original subscription amount to the original aggregate subscription amount of all investors, additional units consisting of convertible preferred stock and warrants at a purchase price of $1,000 per unit with an aggregate subscription amount thereof of up to $1,225,000 and $2,075,000, respectively, which units will have terms identical to the units of convertible preferred stock and warrants issued in connection with the June 2013 and March 2014 closings. These additional investment rights of the investors have been classified as derivative liabilities and are described further in Note 10 – Derivative Liabilities. On January 15, 2014, certain investors exercised 800 of the 1,225 shares of convertible preferred stock and related warrants available under the additional investment rights. The remaining June 2013 additional investment rights expired on June 17, 2014. The March 2014 additional investment rights expire on March 27, 2015 and none have been exercised to date.

As of July 31, 2014, 2,000 of the Series E convertible preferred stock had been converted to common stock. There were 66,666,666 shares of common stock issued upon the conversion of the Series E convertible preferred stock and 18,585,193 shares of common stock issued as “make-whole payments” on such conversions. As of July 31, 2014, 850 of the Series F convertible preferred stock had been converted to common stock. There were 28,333,331 shares of common stock issued upon the conversion of the Series F convertible preferred stock and 7,861,623 shares of common stock issued as “make-whole payments” on such conversions.

Accounting for proceeds from the Series E convertible preferred stock financing

The net proceeds from the initial Series E convertible preferred stock financing in June 2013 were $1,165,000. The proceeds from the financing were allocated first to the warrants that were issued in the financing, second to the additional investment rights associated with the financing and third to the make whole payments. As the assigned fair values were greater than the net cash proceeds from the transaction, the excess was treated as a “deemed dividend” for accounting purposes and was reported on the Company’s consolidated statement of operations for the year ended July 31, 2013 under the caption “Preferred Stock Dividend”. The calculation methodologies for the fair values of the derivative warrant liability and the derivative additional investment rights liability are described in Note 10 – Derivative Liabilities below. The fair values assigned to each component and the calculation of the amount of the deemed dividend are as follows:

Accounting allocation of initial proceeds
Net proceeds	$1,165,000
Derivative warrant liability fair value	(1,189,744)
Derivative additional investment rights fair value	(1,264,683)
Make whole payments liability	(330,750)
Deemed dividend	$(1,620,177)

The initial “make-whole payments” of $330,750 on the Series E convertible preferred stock were accrued as of the date of the financing and the remaining balance of $6,750 (after conversions) is included in Accounts Payable and Accrued Expenses (see Note 6) at July 31, 2014.

The initial net cash proceeds from the Series E convertible preferred stock financing in January 2014 were $750,000. The proceeds from the financing were allocated first to the warrants that were issued in the financing and then to the make whole payments and subsequent issuance costs. As the assigned fair values were greater than the net cash proceeds from the transaction, the excess was treated as a “deemed dividend” for accounting purposes and was reported on the Company’s consolidated statement of operations for the quarter ended January 31, 2014 under the caption “Preferred Stock Dividend”. The calculation methodologies for the fair values of the derivative warrant liability and the derivative additional investment rights liability are described in Note 10 – Derivative Liabilities below. The fair values assigned to each component and the calculation of the amount of the deemed dividend are as follows:

Accounting allocation of initial proceeds
Net proceeds	$750,000
Derivative warrant liability fair value	(942,279)
Other issuance costs (Finders’ fee)	(64,000)
Make whole payments liability	(216,000)
Deemed dividend	$(472,279)

The initial “make-whole payments” of $216,000 on the Series E convertible preferred stock were accrued as of the date of the financing, all of which have been converted as of July 31, 2014.

Accounting for proceeds from the Series F convertible preferred stock financing

The initial net cash proceeds from the Series F convertible preferred stock financing in March 2014 were $2,020,000. The proceeds from the financing were allocated first to the warrants that were issued in the financing, second to the additional investment rights associated with the financing and then to the make whole payments and subsequent issuance costs. As the assigned fair values were greater than the net cash proceeds from the transaction, the excess was treated as a “deemed dividend” for accounting purposes and was reported on the Company’s consolidated statement of operations for the fiscal year ended July 31, 2014 under the caption “Preferred Stock Dividend”. The calculation methodologies for the fair values of the derivative warrant liability and the derivative additional investment rights liability are described in Note 10 – Derivative Liabilities below. The fair values assigned to each component and the calculation of the amount of the deemed dividend are as follows:

Accounting allocation of initial proceeds
Net proceeds	$2,020,000
Derivative warrant liability fair value	(2,016,064)
Derivative additional investment rights fair value	(863,735)
Other issuance costs (Finders’ fee)	(166,000)
Make whole payments liability	(560,250)
Deemed dividend	$(1,586,050)

The initial “make-whole payments” of $560,250 on the Series F convertible preferred stock were accrued as of the date of the financing and the remaining balance of $330,750 (after conversions) is included in Accounts Payable and Accrued Expenses (see Note 6) at July 31, 2014.